Stockholders' Equity, Common Stock Repurchase Program (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 29, 2017
Common Stock Repurchase Program [Abstract]
Common stock, par value (in dollars per share)	$ 0.01
Percentage of outstanding shares of commons stock authorized for repurchase			5.00%
Repurchase of common shares (in shares)	270,491	103,492
Repurchase of common shares	$ 3,501	$ 1,440
Accrued liabilities for unsettled repurchases	$ 0	$ 800
Class A Common Stock [Member]
Common Stock Repurchase Program [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Class B Common Stock [Member]
Common Stock Repurchase Program [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01